AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 95.4%
Communication Services - 3.2%
Bumble, Inc., Class A*	110,000	$1,641,200
IAC, Inc.*	31,000	1,562,090
Integral Ad Science Holding Corp.*	174,400	2,073,616

Total Communication Services		5,276,906
Consumer Discretionary - 8.9%
Boot Barn Holdings, Inc.*	23,500	1,907,965
European Wax Center, Inc., Class A*,1	110,018	1,782,291
Global-e Online, Ltd. (Israel)*	52,500	2,086,350
Savers Value Village, Inc.*	75,300	1,405,851
Topgolf Callaway Brands Corp.*	125,700	1,739,688
Visteon Corp.*	23,200	3,203,224
Wingstop, Inc.	14,000	2,517,760

Total Consumer Discretionary		14,643,129
Consumer Staples - 3.4%
BJ's Wholesale Club Holdings, Inc.*	48,000	3,425,760
The Simply Good Foods Co.*	63,000	2,174,760

Total Consumer Staples		5,600,520
Energy - 5.9%
Cactus, Inc., Class A	64,000	3,213,440
Expro Group Holdings, N.V.*	45,900	1,066,257
Magnolia Oil & Gas Corp., Class A1	75,000	1,718,250
Matador Resources Co.	63,000	3,747,240

Total Energy		9,745,187
Financials - 8.8%
AvidXchange Holdings, Inc.*	185,000	1,753,800
Flywire Corp.*	59,400	1,894,266
Hamilton Lane, Inc., Class A	35,000	3,165,400
MVB Financial Corp.	48,000	1,083,840
PJT Partners, Inc., Class A	23,000	1,827,120
ProAssurance Corp.	111,000	2,096,790
Victory Capital Holdings, Inc., Class A	79,000	2,633,860

Total Financials		14,455,076
Health Care - 13.4%
Addus HomeCare Corp.*	21,000	1,788,990
Ascendis Pharma A/S, ADR (Denmark)*	25,500	2,387,820
AtriCure, Inc.*	70,000	3,066,000
Certara, Inc.*	49,900	725,546
Day One Biopharmaceuticals, Inc.*	98,900	1,213,503
HealthEquity, Inc.*	38,000	2,775,900
Intra-Cellular Therapies, Inc.*	35,300	1,838,777
Krystal Biotech, Inc.*	9,000	1,044,000
	Shares	Value

MoonLake Immunotherapeutics (Switzerland)*,1	30,000	$1,710,000
Phreesia, Inc.*	55,000	1,027,400
Shockwave Medical, Inc.*	5,000	995,500
Treace Medical Concepts, Inc.*	120,000	1,573,200
Xenon Pharmaceuticals, Inc. (Canada)*	52,600	1,796,816

Total Health Care		21,943,452
Industrials - 27.5%
ACV Auctions, Inc., Class A*	100,000	1,518,000
The AZEK Co., Inc.*	57,000	1,695,180
Casella Waste Systems, Inc., Class A*	80,000	6,104,000
Driven Brands Holdings, Inc.*	147,300	1,854,507
EMCOR Group, Inc.	14,000	2,945,460
Esab Corp.	40,700	2,857,954
Exponent, Inc.	32,500	2,782,000
Hexcel Corp.	52,500	3,419,850
ITT, Inc.	23,500	2,300,885
Marten Transport, Ltd.	90,700	1,787,697
Paycor HCM, Inc.*	76,300	1,741,929
RBC Bearings, Inc.*,1	9,032	2,114,662
Regal Rexnord Corp.	8,000	1,143,040
Saia, Inc.*	3,600	1,435,140
Tetra Tech, Inc.	16,100	2,447,683
WillScot Mobile Mini Holdings Corp.*	60,000	2,495,400
WNS Holdings, Ltd., ADR (India)*	67,000	4,586,820
Zurn Elkay Water Solutions Corp.	65,000	1,821,300

Total Industrials		45,051,507
Information Technology - 21.9%
Allegro MicroSystems, Inc.*	53,400	1,705,596
Clearwater Analytics Holdings, Inc., Class A*	47,400	916,716
Cohu, Inc.*	58,800	2,025,072
CyberArk Software, Ltd. (Israel)*	15,000	2,456,550
HashiCorp, Inc., Class A*	53,000	1,209,990
JFrog, Ltd. (Israel)*	112,000	2,840,320
Kulicke & Soffa Industries, Inc. (Singapore)	56,000	2,723,280
MACOM Technology Solutions Holdings, Inc.*	24,500	1,998,710
Onto Innovation, Inc.*	20,000	2,550,400
PowerSchool Holdings, Inc., Class A*,1	165,000	3,738,900
Q2 Holdings, Inc.*	39,500	1,274,665
Smartsheet, Inc., Class A*	63,300	2,561,118
Sprout Social, Inc., Class A*,1	30,000	1,496,400
Synaptics, Inc.*	31,500	2,817,360
Vertex, Inc., Class A*	128,500	2,968,350

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 21.9% (continued)
Workiva, Inc.*	26,852	$2,721,182

Total Information Technology		36,004,609
Materials - 1.1%
Avient Corp.	51,500	1,818,980
Real Estate - 1.3%
National Storage Affiliates Trust, REIT	67,000	2,126,580

Total Common Stocks (Cost $142,716,150)		156,665,946
Exchange Traded Funds - 1.5%
iShares Russell 2000 Growth ETF[1] (Cost $2,754,015)	11,000	2,465,650

	Principal Amount
Short-Term Investments - 4.2%
Joint Repurchase Agreements - 1.5%[2]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $1,000,449 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $1,020,000)	$1,000,000	1,000,000
Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $1,000,444 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $423,190 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $431,460)	$423,000	$423,000

Total Joint Repurchase Agreements		2,423,000

	Shares
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[3]	1,769,629	1,769,629
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[3]	2,654,443	2,654,443

Total Other Investment Companies		4,424,072

Total Short-Term Investments (Cost $6,847,072)		6,847,072
Total Investments - 101.1% (Cost $152,317,237)		165,978,668
Other Assets, less Liabilities - (1.1)%		(1,863,706)
Net Assets - 100.0%		$164,114,962

*	Non-income producing security.
[1]	Some of these securities, amounting to $6,889,629 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$156,665,946	—	—	$156,665,946
Exchange Traded Funds	2,465,650	—	—	2,465,650
Short-Term Investments
Joint Repurchase Agreements	—	$2,423,000	—	2,423,000
Other Investment Companies	4,424,072	—	—	4,424,072
Total Investments in Securities	$163,555,668	$2,423,000	—	$165,978,668

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,889,629	$2,423,000	$4,680,974	$7,103,974
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-6.000%	01/15/24-11/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.